JULIE COLLETT

Senior Director and

Counsel

212-314-3017

email: julie.collett@equitable.com

Law Department

February 18, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 1 to the Registration Statement on

Form N-6 for AXA Equitable Life Insurance Company (“Registration Statement”)

File Nos. 333-229235 and 811-04335

Commissioners:

On behalf of AXA Equitable, we are filing herewith, electronically via EDGAR, AXA Equitable’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 listed above under the Securities Act of 1933, as amended.

Please contact the undersigned at (212) 314-3017 if you have any questions or comments.

Sincerely,

/s/ Julie Collett
Julie Collett